Northern Lights Fund Trust III

Counterpoint Long-Short Equity Fund

Incorporated herein by reference is the supplement to the Prospectus for the Counterpoint Long-Short Equity Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 12, 2018, (SEC Accession 0001580642-18-003367).